Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Nov. 12, 2019	Jun. 28, 2019	Sep. 19, 2018
Proceeds from advance notes	$ 900,000	$ 2,050,000	$ 925,000
Debt instrument amount	$ 5,000,000
Convertible Promissory Note [Member] | Black Horse Capital LP [Member]
Debt instrument amount						$ 2,500,000
Issued three short-term, secured bridge notes [Member]
Short term debt					$ 1,700,000
Issued two short-term, secured bridge notes [Member]
Short term debt				$ 350,000